Reserves and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reserves and Accumulated Other Comprehensive Income
24.	RESERVES AND ACCUMULATED OTHER COMPREHENSIVE INCOME

	12.31.2018	12.31.2017	12.31.2016
Reserves
Legal reserve	103,966,576	103,158,151	103,158,151
Environmental reserve	3,581,947	3,581,947	3,581,947
Facultative reserve	2,142,653,433	—	—
Future dividensds reserve	30,125,659	30,125,659	1,644,798

Total	2,280,327,615	136,685,757	108,384,896

Accumulated others comprehensive income attributable to owners of the company

Exchange differences on translating foreign operations (1)
Balances at the beginning of the year	33,909,829	38,804,593	98,903,130
Exchange differences on translating foreign operations of the year attributable to the owners of the Company	240,579,857	(4,894,764)	(60,098,536)

Balances at the end of the year	274,489,686	33,909,829	38,804,594

(1)	Net of income tax effect